                                                           FILE NUMBER 028-06458

                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

          Report for the Calendar Year or Quarter Ended March 31, 2005

              If amended report check here:[X] Amendment Number: 1

Name of Institutional Investment Manager:

The Torray Corporation

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD  20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President (301) 493-4600

        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

        Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 20th day of May, 2005.

                                        By: /s/ William M Lane
                                            ------------------------------------
                                            William M Lane, Vice President
                                            for The Torray Corporation

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March 31, 2005           Form 13F - The Torray Corporation

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
      Item 1               Item 2    Item 3      Item 4     Item 5            Item 6            Item 7              Item 8
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                                                                              Invest                           Voting Authority
                            Title    CUSIP    Fair Market    Total  --------------------------            --------------------------
Name of Issuer            of Class   Number      Value      Shares  (a)Sole (b)Shared (c)Other Managers   (a)Sole  (b)Shared (c)None
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories        Common  002824100    75,766,824  1,625,200   X                        All     1,625,200
Agilent Technologies       Common  00846U101    39,072,000  1,760,000   X                        All     1,760,000
Allied Capital
 Corporation               Common  01903Q108    67,826,070  2,598,700   X                        All     2,598,700
AMBAC Financial Group,
 Inc.                      Common  023139108    99,776,300  1,334,800   X                        All     1,334,800
American Express
 Company                   Common  025816109    77,897,468  1,516,400   X                        All     1,516,400
American International
 Group, Inc.               Common  026874107    44,195,016    797,600   X                        All       797,600
Amgen Inc.                 Common  031162100   105,878,169  1,818,900   X                        All     1,818,900
Anheuser-Busch Co., Inc.   Common  035229103    36,551,907    771,300   X                        All       771,300
Automatic Data
 Processing, Inc.          Common  053015103    65,177,500  1,450,000   X                        All     1,450,000
Bank of America
 Corporation               Common  060505104    16,008,300    363,000   X                        All       363,000
Cardinal Health Inc.       Common  14149Y108   104,853,780  1,879,100   X                        All     1,879,100
CarrAmerica Realty
 Corporation               Common  144418100    19,135,075    606,500   X                        All       606,500
Clear Channel
 Communications, Inc.      Common  184502102    46,176,012  1,339,600   X                        All     1,339,600
Danaher Corporation        Common  235851102    44,517,235    833,500   X                        All       833,500
Eastman Kodak Company      Common  277461109    65,266,005  2,005,100   X                        All     2,005,100
Echostar Communications
 Corporation               Common  278762109    29,486,925  1,008,100   X                        All     1,008,100
Emerson Electric Company   Common  291011104    54,755,469    843,300   X                        All       843,300
Fairfax Financial
 Holdings                  Common  303901102    62,580,700    418,600   X                        All       418,600
First Data Corporation     Common  319963104   112,395,152  2,859,200   X                        All     2,859,200
Franklin Resources Inc.    Common  354613101   123,666,110  1,801,400   X                        All     1,801,400
Gannett Co., Inc.          Common  364730101    17,168,268    217,100   X                        All       217,100
General Dynamics
 Corporation               Common  369550108    68,651,165    641,300   X                        All       641,300
General Electric Company   Common  369604103    66,555,942  1,845,700   X                        All     1,845,700
Honeywell International
 Inc.                      Common  438516106    62,747,223  1,686,300   X                        All     1,686,300
Illinois Tool Works Inc.   Common  452308109   108,125,381  1,207,700   X                        All     1,207,700
Intel Corporation          Common  458140100    74,340,646  3,200,200   X                        All     3,200,200
Johnson & Johnson          Common  478160104    62,243,888    926,800   X                        All       926,800
JPMorgan Chase & Co.       Common  46625H100    38,934,480  1,125,274   X                        All     1,125,274
LaBranche & Co. Inc.       Common  505447102    27,836,760  2,993,200   X                        All     2,993,200
Markel Corporation         Common  570535104    94,347,619    273,305   X                        All       273,305
Medtronic, Inc.            Common  585055106    70,662,555  1,386,900   X                        All     1,386,900
O'Reilly Automotive, Inc.  Common  686091109    70,144,386  1,416,200   X                        All     1,416,200
Pengrowth Energy
 Trust "A"                 Common  706902301     3,000,000    150,000   X                        All       150,000
Pfizer Inc.                Common  717081103    32,674,626  1,243,800   X                        All     1,243,800
SBC Communications, Inc.   Common  78387G103    12,731,006    537,400   X                        All       537,400
Sierra Pacific Resources   Common  826428104    20,872,200  1,941,600   X                        All     1,941,600
The DIRECTV Group, Inc.    Common  25459L106    68,893,050  4,777,604   X                        All     4,777,604
The Goldman Sachs Group,
 Inc.                      Common  38141G104    78,818,834    716,600   X                        All       716,600
The Walt Disney Company    Common  254687106    92,605,409  3,223,300   X                        All     3,223,300
Tribune Company            Common  896047107    45,332,190  1,137,000   X                        All     1,137,000
United Technologies
 Corporation               Common  913017109    61,555,130    605,500   X                        All       605,500
Univision Communications,
 Inc.                      Common  914906102   120,883,464  4,365,600   X                        All     4,365,600
                                             -------------
                                             2,590,106,239
                                             =============
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